Contingent Liabilities and Commitments (Details) ₪ in Thousands, $ in Thousands			12 Months Ended
	Oct. 15, 2018	Sep. 01, 2015	Dec. 31, 2019 ILS (₪)	Dec. 31, 2018 USD ($)
Contingent Liabilities and Commitments (Details) [Line Items]
Future minimum lease fees payable 2021			₪ 376
Commitments agreement, description			Israel-United States Binational Industrial Research and Development Foundation (BIRD) for the support of research and development activities. The Company is obligated to pay royalties to BIRD, amounting to 5% of the gross sales of the products and other related revenues developed from such activities, up to an amount of 150% from the grant received from BIRD by the Company indexed to the U.S. consumer price index.
Aggregate grant value received (in Dollars) | $				$ 120
Restricted bank deposit to secure credit card payments			₪ 51
Restricted bank deposit to secure the rent payment			163
New Offices [Member]
Contingent Liabilities and Commitments (Details) [Line Items]
Minimum lease agreement term		3 years		18 months
Lease agreement term, description	the lease agreement was extended for two additional years until October 14, 2020.
Future minimum lease fees payable 2020			376
Future minimum lease fees payable 2022			₪ 297
Vehicles [member]
Contingent Liabilities and Commitments (Details) [Line Items]
Lease agreement term, description			These leases have an average life of three years with no option to extend the contract. The Company has the right to terminate the agreement before the end of the three years and will be required to pay an early termination penalty of between one to three months of the lease.
Future minimum lease fees payable 2020			₪ 58
Future minimum lease fees payable 2021			38
Future minimum lease fees payable 2022			23
Future minimum lease fees payable 2023			₪ 6